                                        PAX WORLD



   [GRAPHIC OMITTED]





                                        Semi-Annual Report
   [GRAPHIC OMITTED]







   [GRAPHIC OMITTED]
                                        PAX World
                                        Money Market Fund




   [GRAPHIC OMITTED]













                                        31 July 2000

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH 03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY 10020


Address all account inquires to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200





Dear Shareholder:



We are pleased to present the semi-annual report of Pax World Money Market Fund, Inc. for the period February 1, 2000 through July 31, 2000.


The Fund had net assets of $148,459,434 and 1,848 active shareholders as of July 31, 2000.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                             Statement of Net Assets (Unaudited)
                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.


FACE                                            MATURITY                VALUE
AMOUNT                                              DATE  YIELD        (NOTE 1)
--------------------------------------------------------------------------------

BANK NOTES: 3.37%
  $ 5,000,000  Comerica Bank...............     06/27/01  6.67%   $   4,998,237
  -----------                                                     -------------
    5,000,000  Total Bank Notes............                           4,998,237
  -----------                                                     -------------

COMMERCIAL PAPER: 33.45%
  $ 5,000,000  Apreco Inc..................     09/14/00  6.60%   $   4,960,094
    5,000,000  Asset Securitization
               Cooperative.................     09/19/00  6.59        4,955,696
    5,000,000  Campbell Soup Co............     08/31/00  6.62        4,972,875
    6,000,000  Dunn & Bradstreet...........     08/02/00  6.54        5,998,912
    6,000,000  Hershey Foods...............     09/19/00  6.56        5,946,917
    6,000,000  Provena Health - Series 1998     08/10/00  6.66        5,990,115
    6,000,000  Temple Physicians Inc.......     09/13/00  6.67        5,952,843
    5,000,000  Wells Fargo Bank............     10/16/00  6.64        4,931,072
    6,000,000  Yale University.............     09/12/00  6.57        5,954,430
  -----------                                                     -------------
   50,000,000  Total Commercial Paper .....                          49,662,954
  -----------                                                     -------------

FOREIGN COMMERCIAL PAPER: 4.01%
  $ 6,000,000  Ford Credit Europe PLC......     09/13/00  6.68%   $   5,952,915
  -----------                                                     -------------
    6,000,000  Total Foreign Commercial Paper                         5,952,915
  -----------                                                     -------------

GOVERNMENT AGENCY: 3.36%
  $ 5,000,000  Federal Home Loan Bank......     08/09/00  6.06%   $   4,993,445
  -----------                                                     -------------
    5,000,000  Total Government Agency.....                           4,993,445
  -----------                                                     -------------

LOAN PARTICIPATIONS: 4.72%
  $ 7,000,000  Equitable Life Assurance Society
               with Chase Manhattan Bank (a)    03/19/01  6.82%   $   7,000,000
  -----------                                                     -------------
    7,000,000  Total Loan Participations...                           7,000,000
  -----------                                                     -------------

MASTER NOTE: 4.38%
  $ 6,500,000  GMAC Mortgage Corporation (b)    08/01/00  6.60%   $   6,500,000
  -----------                                                     -------------
    6,500,000  Total Master Note ..........                           6,500,000
  -----------                                                     -------------

OTHER NOTES: (c) 16.80%
  $ 2,095,000  G & L Land Management
               LOC Fifth Third Bank........     12/01/17  6.70%   $   2,095,000
    5,140,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank............     04/01/10  6.70        5,140,000
    3,600,000  Oak Crest Homes Inc.
               LOC First of America.... ...     11/01/26  6.67        3,600,000


   The accompanying notes are an integral part of these financial statements.

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.


FACE                                            MATURITY                VALUE
AMOUNT                                              DATE  YIELD        (NOTE 1)
--------------------------------------------------------------------------------
OTHER NOTES: (c) continued
  $  4,455,000  SDR Capital, L.L.C.
                LOC First Michigan Bank......   10/01/26  6.70%   $   4,455,000
     6,000,000  Spring Hill Medical Complex
                LOC Amsouth Bank.............   09/01/11  6.65        6,000,000
     3,655,000  Weller Irrevocable Trust #2
                - Series 1998
                LOC First Union National Bank   09/01/13  6.70        3,655,000
  ------------                                                    -------------
    24,945,000  Total Other Notes............                        24,945,000
  ------------                                                    -------------

REPURCHASE AGREEMENT, OVERNIGHT: 25.53%
  $ 37,900,000  Morgan (J.P.) Securities, Inc.
                (Collateralized by:
                $1,880,00, SLMA, 0.000% to 6.050%,
                   due 09/14/00 to 10/03/22
                $12,070,000, FNMA, 0.000% to 7.250%,
                   due 08/07/00 to 05/15/30,
                $11,012,000, FMAC, 0.000% to 7.000%,
                   due 08/11/00 to 04/07/14
                $7,989,000, FHLB, 0.000% to 6.650%,
                   due 08/28/00 to 12/22/14
                $7,301,000, FCSB, 0.000% to 7.320%,
                   due 08/11/00 to 09/23/21)    08/01/00  6.60%   $  37,900,000
  ------------                                                    -------------
    37,900,000  Total Repurchase Agreement, Overnight                37,900,000
  ------------                                                    -------------

YANKEE CERTIFICATE OF DEPOSIT: 4.04%
  $  6,000,000  National Westminster Bank PLC   05/09/01  7.26%   $   5,998,691
  ------------                                                    -------------
     6,000,000  Total Yankee Certificates of Deposit                  5,998,691
  ------------                                                    -------------
                Total Investments (99.66%) (Cost $147,951,242+)   $ 147,951,242
                Cash and Other Assets, Net of Liabilities (0.34%)       508,192
                                                                  -------------
                Net Assets (100.00%)                              $ 148,459,434
                                                                  =============
                Net Asset Value, offering and redemption price per share:
                Individual Investor Class,
                       19,359,624 Shares Outstanding (Note 3)     $        1.00
                                                                  =============
                Institutional Class,
                       120,241,915 Shares Outstanding (Note 3)    $        1.00
                                                                  =============
                Broker Service Class,
                       3,057,933 Shares Outstanding (Note 3)      $        1.00
                                                                  =============
                MMA Praxis Class,
                       5,799,962 Shares Outstanding (Note 3)      $        1.00
                                                                  =============

+  Aggregate cost for federal income tax purposes is identical.

   The accompanying notes are an integral part of these financial statements.

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.





FOOTNOTES:


(a) The interest rate is adjusted quarterly based on 3-month LIBOR plus 5 basis points.

(b) The interest rate is adjusted monthly based on 1-month LIBOR; 7-day put feature.

(c)  These securities have a 7-day put feature.





















   The accompanying notes are an integral part of these financial statements.

                                             Statement of Operations (Unaudited)
                                                  Six Months Ended July 31, 2000
PAX WORLD Money Market Fund, Inc.





Investment income
   Income:
     Interest.................................................  $  4,386,422
                                                                 -----------
   Expenses: (Note 2)
     Advisory fee.............................................       105,735
     Administrative services fee..............................        70,490
     Shareholder servicing fee (Individual Investor Class)....        19,551
     Shareholder servicing fee (Broker Service Classes).......         2,355
     Shareholder servicing fee (MMA Praxis Class).............         5,526
     Custodian expenses.......................................        11,037
     Shareholder servicing and related shareholder expenses...        68,140
     Legal fees, compliance and filing fees...................        41,136
     Audit and accounting.....................................        71,126
     Directors' fees..........................................         3,003
     Amortization of organization costs.......................        10,705
     Other....................................................         1,234
                                                                 -----------
        Total expenses........................................       410,038
        Less:
        Fees waived (Note 2)..................................       (97,163)
        Expenses reimbursed (Note 2)..........................       (36,843)
                                                                 -----------
     Net expenses ............................................       276,032
                                                                 -----------
   Net investment income......................................     4,110,390

Realized gain (loss) on investments
Net realized gain (loss) on investments.......................           -0-
                                                                 -----------
Increase in net assets from operations........................  $  4,110,390
                                                                 ===========



   The accompanying notes are an integral part of these financial statements.
                                        5

                                             Statements of Changes in Net Assets
                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.




                                              Six Months
                                                 Ended                Year
                                             July 31, 2000           Ended
                                              (Unaudited)      January 31, 2000
                                               ---------       ----------------

Increase (decrease) in net assets
Operations:
   Net investment income..................   $  4,110,390        $  6,078,334
   Net realized gain (loss) on investments            -0-                 479
                                             ------------        ------------
   Increase in net assets from operations       4,110,390           6,078,813

Dividends to shareholders:
Net investment income:
   Individual Investor Class..............       (442,051)           (483,610)
   Institutional Class....................     (3,491,031)         (5,533,516)
   Broker Service Class...................        (51,758)            (41,825)
   MMA Praxis Class.......................       (125,550)            (19,383)

Net realized gain on investments:
   Individual Investor Class..............            -0-                 (68)
   Institutional class....................            -0-                (407)
   Broker service class...................            -0-                  (4)
   MMA praxis class.......................            -0-                 -0-

Capital share transactions (Note 3):
   Individual Investor Class..............      5,731,590           8,133,288
   Institutional Class....................     (1,971,421)          2,904,140
   Broker Service Class...................      1,873,173           1,114,949
   MMA Praxis Class.......................      1,668,492           4,131,470
                                             ------------        ------------
   Total increase (decrease)..............      7,301,834          16,283,847

Net assets:
   Beginning of period....................    141,157,600         124,873,753
                                             ------------        ------------
   End of period..........................   $148,459,434        $141,157,600
                                             ============        ============



   The accompanying notes are an integral part of these financial statements.
                                        6

                                       Notes to Financial Statements (Unaudited)
                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class, Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, Institutional Class, Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. Distribution of Broker Service Class shares and the MMA Praxis Class shares commenced on January 13, 1999 and October 12, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES, CONTINUED

b) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs

Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.



2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares, a service fee equal to .25% per annum of the average daily net assets.

During the period ended July 31, 2000, the Advisor and the Sub-Advisor voluntarily waived advisory and administrative service fees of $74,015 and $17,622, respectively. The Distributor voluntarily waived shareholder servicing fees of $5,526 for the MMA Praxis Class. In addition, although not required to do so, the Advisor and Sub-Advisor have agreed to reimburse class specific expenses amounting to $35,097 and $1,746 for the Individual Investor Class and the MMA Praxis Class shares, respectively.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,153 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as servicing agent for the Institutional Class and Broker Service Class.

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.



3. CAPITAL STOCK

At July 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $148,459,434. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months            Year
                                                  Ended              Ended
                                              July 31, 2000    January 31, 2000
                                              -------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold..................................          56,569,783         80,286,696
Issued on reinvestment of dividends...             430,392            481,766
Redeemed..............................         (51,268,585)       (72,635,174)
                                              ------------       ------------
Net increase (decrease)...............           5,731,590          8,133,288
                                              ============       ============


INSTITUTIONAL CLASS
-------------------
Sold..................................         181,789,694        219,793,858
Issued on reinvestment of dividends...           2,659,211          4,748,828
Redeemed..............................        (186,420,326)      (221,638,546)
                                              ------------       ------------
Net increase (decrease)...............          (1,971,421)         2,904,140
                                              ============       ============


BROKER SERVICE CLASS
--------------------
Sold..................................           4,788,025          5,273,006
Issued on reinvestment of dividends...              46,325             39,714
Redeemed..............................          (2,961,177)        (4,197,771)
                                              ------------       ------------
Net increase (decrease)...............           1,873,173          1,114,949
                                              ============       ============
                                                                October 12, 1999
                                                            (Commencement of Sales)
                                                              to January 31, 2000
                                                              -------------------
MMA PRAXIS CLASS
----------------
Sold..................................           7,233,759          4,251,298
Issued on reinvestment of dividends...             123,732             20,527
Redeemed..............................          (5,688,999)          (140,355)
                                              ------------       ------------
Net increase (decrease)...............           1,668,492          4,131,470
                                              ============       ============

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS

                                                            INDIVIDUAL
                                                          INVESTOR CLASS
                                   ------------------------------------------------------------
                                          Six                                 May 27, 1998
                                         Months               Year           (Commencement
                                         Ended               Ended            of Sales) to
                                     July 31, 2000     January 31, 2000     January 31, 1999
                                     -------------     ----------------     ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..........      $  1.00            $  1.00              $  1.00
                                        --------           --------             --------
Income from investment operations:
     Net investment income........         0.028              0.046                0.032

Less distributions:
     Dividends from net
        investment income.........      (  0.028)          (  0.046)            (  0.032)
                                         -------            -------              -------
Net asset value, end of period....      $  1.00            $  1.00              $  1.00
                                        ========           ========             ========
--------------------------------------------------------------------------------------------
Total Return......................         2.83%+             4.74%                3.27%+
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $  19,359          $  13,628            $   5,495

Ratios to average net assets:
     Expenses (net of fees waived and
        expenses reimbursed)......         0.60%*             0.60%                0.60%*

     Net investment income........         5.65%*             4.74%                4.59%*

     Advisory and administrative
        services fees waived......         0.13%*             0.14%                0.25%*

     Expenses reimbursed..........         0.45%*             0.54%                --

* Annualized
+ Not Annualized

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.




4. FINANCIAL HIGHLIGHTS, continued

                                                            INSTITUTIONAL
                                                                CLASS
                                   ------------------------------------------------------------
                                          Six                                 May 27, 1998
                                         Months               Year           (Commencement
                                         Ended               Ended            of Sales) to
                                     July 31, 2000     January 31, 2000     January 31, 1999
                                     -------------     ----------------     ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..........      $ 1.00             $ 1.00               $ 1.00
                                        --------           -------              --------
Income from investment operations:
     Net investment income........        0.029              0.049                0.034

Less distributions:
     Dividends from net
        investment income.........      ( 0.029)           ( 0.049)             ( 0.034)
                                         ------             ------               ------
Net asset value, end of period....      $ 1.00             $ 1.00               $ 1.00
                                        =======            =======              =======
--------------------------------------------------------------------------------------------
Total Return......................        2.96%+             5.00%                3.45%+
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $120,242           $122,213             $119,309

Ratios to average net assets:
     Expenses (net of fees waived)        0.35%*             0.35                 0.35%*

     Net investment income........        5.87%*             4.89%                4.90%*

     Advisory and administrative
        services fees waived......        0.13%*             0.14%                0.25%*


* Annualized
+ Not Annualized

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.




4. FINANCIAL HIGHLIGHTS, continued

                                                               BROKER
                                                           SERVICE CLASS
                                   ------------------------------------------------------------
                                          Six                                 May 27, 1998
                                         Months               Year           (Commencement
                                         Ended               Ended            of Sales) to
                                     July 31, 2000     January 31, 2000     January 31, 1999
                                     -------------     ----------------     ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..........      $ 1.00             $ 1.00               $ 1.00
                                        --------           -------              --------
Income from investment operations:
     Net investment income........        0.027              0.044                0.002

Less distributions:
     Dividends from net
        investment income.........      ( 0.027)           ( 0.044)             ( 0.002)
                                         ------             ------               ------
Net asset value, end of period....      $ 1.00             $ 1.00               $ 1.00
                                        =======            =======              =======
--------------------------------------------------------------------------------------------
Total Return......................        2.73%+             4.53%                0.22%+
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $  3,058           $  1,185             $    70

Ratios to average net assets:
     Expenses (net of fees waived)        0.80%*             0.80                 0.80%*

     Net investment income........        5.49%*             4.51%                4.16%*

     Advisory and administrative
        services fees waived......        0.13%*             0.14%                0.25%*


* Annualized
+ Not Annualized

                                                                   July 31, 2000
PAX WORLD Money Market Fund, Inc.




4. FINANCIAL HIGHLIGHTS, continued

                                                        MMA PRAXIS
                                                           CLASS
                                          ------------------------------------------
                                                 Six              October 12, 1999
                                               Months             (Commencement of
                                                Ended                 Sales) to
                                            July 31, 2000         January 31, 2000
                                            -------------         ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..........             $ 1.00                $ 1.00
                                               -------               -------
Income from investment operations:
     Net investment income........               0.028                 0.016

Less distributions:
     Dividends from net
        investment income.........              (0.028)               (0.016)
                                               -------               -------
Net asset value, end of period....             $ 1.00                $ 1.00
                                               =======               =======
------------------------------------------------------------------------------------
Total Return......................               2.83%+                1.58%+
------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...             $  5,800              $  4,131

Ratios to average net assets:
     Expenses (net of fees waived)               0.60%*                0.60%*

     Net investment income........               5.68%*                5.21%*

     Advisory, administrative services and

        shareholder servicing fees waived        0.38%*                0.39%*

     Expenses reimbursed..........               0.08%*                1.21%*


* Annualized
+ Not Annualized

                        PAX WORLD Money Market Fund, Inc.
                          A Socially Responsible Fund


The Pax World Money Market Fund seeks to maximize current income while maintaining both liquidity and a stable share price. The Fund is designed to meet the short-term investment needs of socially responsible investors.

A Socially Screened Portfolio
The Fund invests only in institutions whose goods and services are essentially non-military and improve the quality of life, including health case, housing and education.

No Loads or Transaction Fees
Investors can purchase and redeem shares at their own convenience.

Low Initial Minimum and Free Check Writing
Investors may open an account for only $250 and enjoy free check writing privileges ($250 per check minumum).

Full Range of Services
With your Pax World account, you'll have online 24 hour access to:
        * check account balances
        * purchase, redeem or transfer fund shares
        * exchange shares between mutual funds in Pax World Funds
You will also have the opportunity to invest automatically each month or quarter from your savings or checking account.










For more complete information, including charges and expenses, please call for a prospectus which should be read carefully before investing.

                                                               [GRAPHIC OMITTED]


PAX WORLD
    investing for positive change






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxfund.com
email info@paxfund.com

                                                               [GRAPHIC OMITTED]






For general fund information:
[GRAPHIC OMITTED] 800.767.1729



For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827


                                                               [GRAPHIC OMITTED]

For broker services:
[GRAPHIC OMITTED] 800.635.1404



Address all account inquiries to:
PAX World
P.O. Box 8930
Wilmington, DE 19899
                                                               [GRAPHIC OMITTED]


[GRAPHIC OMITTED] printed in USA on recycled paper